Business Combinations - Pro forma Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Net revenue	$ 107,989	$ 94,621	$ 432,569	$ 334,885	$ 277,834
Net (loss) income	518	(606)	5,925	(3,499)	(13,951)
Net income (loss) attributable to common shareholders	$ (19,379)	$ (2,093)	$ (298)	$ (9,028)	$ 68,657
Net income (loss) per share attributable to common shareholders (basic and diluted)	$ (0.75)	$ (0.09)	$ (0.01)	$ (0.41)	$ 3.12